Reclassification Out of Accumulated Other Comprehensive Income (OCI) by Income line Item and the Related Tax Effect (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)		Mar. 31, 2019 INR (₨)	[1]
Available for sale debt securities:
Allowance on available for sale debt securities	₨ (2,915.1)	$ (39.9)	₨ (9,109.0)	[1]	₨ (1,081.0)
Net of income tax	(23,271.9)		(8,823.1)
Available for Sale Securities
Available for sale debt securities:
Net of income tax	(23,271.9)		(8,823.1)
Reclassification out of Accumulated Other Comprehensive Income | Available for Sale Securities
Available for sale debt securities:
Realized (gain)/loss on sales of available for sale debt securities, net	(34,014.8)	(465.1)	(22,671.3)
Allowance on available for sale debt securities	2,915.1	39.9	9,109.0
Total before income tax	(31,099.7)	(425.2)	(13,562.3)
Income tax	7,827.8	107.0	4,739.2
Net of income tax	₨ (23,271.9)	$ (318.2)	₨ (8,823.1)

[1]	For fiscal 2019 and 2020 the amount represents Other than temporary impairment. The Bank adopted the CECL accounting guidance on April 1, 2020.